Receivables - Summary of Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (24,406)	$ (20,830)	$ (21,748)
Total	326,169	331,371	250,351
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		60,169	10,579
Services [Member] | Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		278,835	252,483
Services [Member] | Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		$ 13,197	$ 9,037